Cash and cash equivalents	12 Months Ended
Dec. 31, 2024
Accounting Standards, Amendments and Interpretations Issued but not yet Applied [Abstract]
Cash and cash equivalents	Cash and cash equivalents
Accounting policies
Cash and cash equivalents consist of cash on deposit and short‑term interest-bearing securities maturing within three months of the date of purchase.
Supporting information

	December 31,	December 31,
As at	2024	2023
Cash	$389	$513
Cash equivalents	252	387
	$641	$900